Fee and Commission Income - Summary of Fee and Commission Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee and commission income (expense) [abstract]
Fee income from asset management	€ 1,904	€ 1,725	€ 1,824
Commission income	713	580	585
Other	168	99	114
Total fee and commission income	€ 2,785	€ 2,405	€ 2,523